Financial instruments (Details 3) € in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 EUR (€)
0.5% EUR 750 million 2018/2023 of Novartis [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	0.50%	0.50%
Borrowings, original currency	EUR
Notional amount | €		€ 750
Borrowings, maturity year	2023
Borrowings, issue price	99.655%
Straight bonds | $	$ 867
1.375% EUR 750 million 2018/2030 of Novartis [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	1.375%	1.375%
Borrowings, original currency	EUR
Notional amount | €		€ 750
Borrowings, maturity year	2030
Borrowings, issue price	99.957%
Straight bonds | $	$ 870
1.7% EUR 750 million 2018/2038 of Novartis [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	1.70%	1.70%
Borrowings, original currency	EUR
Notional amount | €		€ 750
Borrowings, maturity year	2038
Borrowings, issue price	99.217%
Straight bonds | $	$ 863